FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for six-month period ending:       /   /       (a)

                or fiscal year ending:   12/31/01     (b)


Is this a transition report?  (Y/N)                           N
                                                            -----

Is this an amendment to a previous filing?  (Y/N)             N
                                                            -----

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name:           Star Lane Trust

     B.  File Number:               811 - 09795

     C.  Telephone Number:          (314) 995-8700


2.   A.  Street:                    11901 Olive Boulevard

     B.  City:                      St. Louis

     C.  State:                     MO

     D.  Zip Code:                  63141
         Zip Ext:
                                    -----------------------------
     E.  Foreign Country:
                                    -----------------------------
         Foreign Postal Code:
                                    -----------------------------

3.   Is this the first filing on this form by Registrant?  (Y/N)          N
                                                                         ---

4.   Is this the last filing on this form by Registrant?  (Y/N)           N
                                                                         ---

5.   Is Registrant a small business investment company (SBIC)?  (Y/N)     N
                                                                         ---

         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?  (Y/N)                  Y
                                                                         ---

         [If answer is "Y" (Yes), complete only items 111 through 132.]

For period ending:    12/31/01
File number:          811 - 09795
If filing more than one Page 2, "X" box:         /  /



UNIT INVESTMENT TRUSTS


111.   A.  [/]    Depositor Name:
                                                -------------------------
       B.  [/]    File Number (if any):
                                                -------------------------
       C.  [/]    City:
                                                -------------------------
                  State:
                                                -------------------------
                  Zip Code:
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                  Zip Ext.:
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                  Foreign Country:
                                                -------------------------
                  Foreign Postal Code:
                                                -------------------------
111.   A.  [/]    Depositor Name:

       B.  [/]    File Number (if any):
                                                -------------------------

       C.  [/]    City:
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                  State:
                                                -------------------------
                  Zip Code:
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                  Zip Ext.:
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                  Foreign Country:
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                  Foreign Postal Code:
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112.   A.  [/]    Sponsor Name:
                                                -------------------------
       B.  [/]    File Number (if any):
                                                -------------------------

       C.  [/]    City:
                                                -------------------------
                  State:
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                  Zip Code:
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                  Zip Ext.:
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                  Foreign Country:
                                                -------------------------
                  Foreign Postal Code:
                                                -------------------------

112.   A.  [/]    Sponsor Name:
                                                -------------------------
       B.  [/]    File Number (if any):
                                                -------------------------

       C.  [/]    City:
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                  State:
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                  Zip Code:
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                  Zip Ext.:
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                  Foreign Country:
                                                -------------------------
                  Foreign Postal Code:
                                                -------------------------

For period ending:    12/31/01
File number:          811 - 09795
If filing more than one Page 3, "X" box:         /  /



113.   A.  [/]    Trustee Name:
                                                -------------------------
       B.  [/]    File Number (if any):
                                                -------------------------

       C.  [/]    City:
                                                -------------------------
                  State:
                                                -------------------------
                  Zip Code:
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                  Zip Ext.:
                                                -------------------------
                  Foreign Country:
                                                -------------------------
                  Foreign Postal Code:
                                                -------------------------

113.   A.  [/]    Trustee Name:
                                                -------------------------
       B.  [/]    File Number (if any):
                                                -------------------------
       C.  [/]    City:
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                  Zip Code:
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                  Zip Ext.:
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                  Foreign Country:
                                                -------------------------
                  Foreign Postal Code:
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114.   A.  [/]    Principal Underwriter Name:
                                                -------------------------

       B.  [/]    File Number (if any):         8 - _________

       C.  [/]    City:
                                                -------------------------
                  State:
                                                -------------------------
                  Zip Code:
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                  Zip Ext.:
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                  Foreign Country:
                                                -------------------------
                  Foreign Postal Code:
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114.   A.  [/]    Principal Underwriter Name:
                                                -------------------------

       B.  [/]    File Number (if any):         8 - _________

       C.  [/]    City:
                                                -------------------------
                  State:
                                                -------------------------
                  Zip Code:
                                                -------------------------
                  Zip Ext.:
                                                -------------------------
                  Foreign Country:
                                                -------------------------
                  Foreign Postal Code:
                                                -------------------------

For period ending:    12/31/01
File number:          811 - 09795
If filing more than one Page 4, "X" box:         /X/



115.   A.  [/]    Independent Public Accountant Name: -------------------

       B.  [/]    City:
                                                -------------------------
                  State:
                                                -------------------------
                  Zip Code:
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                  Zip Ext.:
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                  Foreign Country:
                                                -------------------------
                  Foreign Postal Code:
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115.   A.  [/]    Independent Public Accountant Name: -------------------

       B.  [/]    City:
                                                -------------------------
                  State:
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                  Zip Code:
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                  Zip Ext.:
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                  Foreign Country:
                                                -------------------------
                  Foreign Postal Code:
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


For period ending:    12/31/01
File number:          811 - 09795
If filing more than one Page 5, "X" box:         /  /



116.   Family of investment companies information:

       A.  [/]   Is Registrant part of a family of investment companies?
                 (Y/N) _____

       B.  [/]   Identify the family in 10 letters: ______________________

                 (NOTE:  In   filing  this  form,   use   this   identification
                 consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A.  [/]   Is Registrant a separate account of an insurance company?
                 (Y/N)  _____

                 If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

                  B.  [/]    Variable annuity contracts? (Y/N) _____

                  C.  [/]    Scheduled premium variable life contracts? (Y/N)__

                  D.  [/]    Flexible premium variable life contracts? (Y/N) __

                  E.  [/]    Other types of insurance products registered under
                             the Securities Act of 1933? __________

118.   [/]    State the number of series existing at the end of the period that had securities  registered  under the Securities Act of 1933 ___

119.   [/]    State the number of new series for which  registration statements under the Securities Act of 1933 became effective during the period _______

120.   [/]    State the total value of the portfolio securities  on the date of deposit for the new series  included in item 119 ($000 omitted)
              _______

121.   [/]    State the number of series for which a current prospectus was  in existence at the end of the period ______

122.   [/]    State the  number of existing series for which  additional  units were registered under the Securities Act of 1933 during the current period __________

For period ending:    12/31/01
File number:          811 - 09795
If filing more than one Page 6, "X" box:         /  /



123.   [/]    State  the  total value  of  the  additional  units considered in answering item 122 ($000 omitted)  _______

124.   [/]    State the total value of units of prior  series that were  placed
              in  the   portfolios  of  subsequent  series  during  the current
              period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000 omitted) _____

125.   [/]    State  the  total  dollar amount of sales loads collected (before
              reallowances   to  other  brokers  or  dealers)  by  Registrant's
              principal  underwriter and any underwriter which is an affiliated
              person of the principal  underwriter during  the current   period
              solely from the sale of units of all series of Registrant ($000 omitted) _____


126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000 omitted) $0
                                                                    ----
127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                            Number of                                        Total Income
                                                             Series               Total Assets               Distributions
                                                           Investing            ($000's omitted)           ($000's omitted)

         A.   U.S. Treasury direct issue                                        $
                                                        --------------           --------------             --------------
         B.   U.S. Government agency                                            $
                                                        --------------           --------------             --------------
         C.   State and municipal tax-free                                      $
                                                        --------------           --------------             --------------
         D.   Public utility debt                                               $
                                                        --------------           --------------             --------------
         E.   Brokers or dealers debt or debt
              of brokers' or dealers' parent                                    $
                                                        --------------           --------------             --------------
         F.   All other corporate intermediate
              & long-term debt                                                  $
                                                        --------------           --------------             --------------
         G.   All other corporate short-term debt                               $
                                                        --------------           --------------             --------------
         H.   Equity securities of brokers or dealers
              or parents of brokers or dealers                                  $
                                                        --------------           --------------             --------------
         I.   Investment company equity securities                              $
                                                        --------------           --------------             --------------
         J.   All other equity securities                                       $
                                                        --------------           --------------             --------------
         K.   Other securities                                 1                $   540,507                     47,152
                                                        --------------           --------------             --------------

         L.   Total assets of all series of registrant                          $
                                                        --------------           --------------             --------------

For period ending:    12/31/01
File number:          811 - 09795
If filing more than one Page 7, "X" box:         /  /



128.   [/]    Is  the  timely  payment of  principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) ______

              [If answer is "N" (No), go to item 131.]

129.   [/]    Is the issuer of any  instrument  covered in item 128  delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) _______

              [If answer is "N" (No), go to item 131.]

130.   [/]    In computations of NAV or offering price per unit, is any part of the  value  attributed  to  instruments  identified  in item  129 derived from insurance or guarantees?  (Y/N) _____

131.   Total expenses incurred by all series of Registrant during  the  current
       reporting period ($000's omitted)     $0
                                            ----

132.   [/]    List  the  "811"  (Investment  Company  Act of 1940) registration number for all Series of Registrant that are being included in this filing:

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

              811-_________         811-__________          811-__________          811-__________        811-__________

For period ending:    12/31/01
File number:          811 - 09795
If filing more than one Page 8, "X" box:         /  /



                                 SIGNATURE PAGE


         This report is signed on behalf of the Depositor.

City of St. Louis
State of Missouri
02/01/02



                              STAR LANE HOLDINGS TRUST STATUTORY TRUST




                              By:      /s/ Lisa K. Vansickle
                                       ----------------------------
                                           Lisa K. Vansickle
                                           Trustee



                              Witness: /s/ Annette R. Carson
                                       ---------------------------
                                           Annette R. Carson
                                           Trustee